Pension and Other Employee Benefit Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ (169,963)	¥ (21,300)
Amortization of net actuarial loss (gain)	(5,873)	(7,886)
Prior service benefits (cost)	(2,734)	(109)
Amortization of prior service cost (benefits)	121	152
Total recognized in other comprehensive income (loss) before-tax	¥ (178,449)	¥ (29,143)